Revenue - Additional information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment losses on receivables arising from contracts with customers	₨ 1,001	₨ 163	₨ 404
Cost overruns recognized from contracts with customers	0	641	0
Cost over-runs recognized from contracts with customers pending approval	3,578	3,578	4,219
Revenue from contracts with customers	81,097	78,223	59,349
Operating lease income included in revenue from contracts with customers	222	0	0
Revenue recognized from cost over runs	₨ 110	₨ 321	₨ 61